9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2018	2017
	RMB	RMB

Buildings and leasehold improvements	1,422,015	1,419,535
Furniture and fixtures	67,170	67,422
Equipment	114,067	114,067
Company automobiles	902	5,115
Total	1,604,154	1,606,139

Less: Accumulated depreciation and amortization	(303,040)	(255,281)
Property, equipment and leasehold improvements, net	1,301,114	1,350,858

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2018	2017
	RMB	RMB

Buildings and leasehold improvements	1,338,773	1,338,773
Equipment	107,453	107,453
Total	1,446,226	1,446,226

Less: Accumulated depreciation and amortization	(232,062)	(190,054)
Total	1,214,164	1,256,172